15. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Statement of financial position details
	December 31, 2019				December 31, 2018
	Cost	Accumulated depreciation	Net	Depreciation average rate	Cost	Accumulated depreciation	Net	Depreciation average rate
Land	92,962	-	92,962	-	92,979	-	92,979	-
Buildings	82,143	(40,438)	41,705	2.1%	79,086	(38,961)	40,125	3.0%
Equipment	402,850	(250,577)	152,273	16.3%	372,872	(256,786)	116,086	16.5%
Transportation equipment	8,946	(6,962)	1,984	9.9%	11,333	(7,860)	3,473	10.0%
Furniture and fixtures	31,365	(13,146)	18,219	6.7%	27,250	(13,672)	13,578	6.8%
Other	7,559	(309)	7,250	5.0%	1,659	(288)	1,371	6.2%
Total	625,825	(311,432)	314,393	12.5%	585,179	(317,567)	267,612	12.3%

Changes in property, plant, and equipment
	December 31, 2018	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2019
Land	92,979	-	(17)	-	-	92,962
Buildings	40,125	3,497	15	-	(1,932)	41,705
Equipment	116,086	63,216	3,149	(429)	(29,749)	152,273
Transportation equipment	3,473	308	(1,117)	(2)	(678)	1,984
Furniture and fixtures	13,578	5,266	734	(162)	(1,197)	18,219
Other	1,371	5,872	66	-	(59)	7,250
Total	267,612	78,159	2,830	(593)	(33,615)	314,393

	December 31, 2017	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2018
Land	92,507	-	472	-	-	92,979
Buildings	42,360	73	-	-	(2,308)	40,125
Equipment	103,803	46,473	986	(81)	(35,095)	116,086
Transportation equipment	3,680	589	-	-	(796)	3,473
Furniture and fixtures	11,816	2,972	-	(27)	(1,183)	13,578
Other	884	538	-	-	(51)	1,371
Total	255,050	50,645	1,458	(108)	(39,433)	267,612

	December 31, 2016	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2017
Land	92,494	-	13	-	-	92,507
Buildings	43,262	86	1,358	-	(2,346)	42,360
Equipment	149,140	17,627	(15,945)	(178)	(46,841)	103,803
Transportation equipment	4,531	-	(33)	(27)	(791)	3,680
Furniture and fixtures	11,986	1,207	(75)	(54)	(1,248)	11,816
Other	970	-	(15)	(20)	(51)	884
Total	302,383	18,920	(14,697)	(279)	(51,277)	255,050